Series B,C And D Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

	December 31, 2024	December 31, 2023
Series B, C and D Notes	$343,105	$408,199
Less – Current maturities	(63,393)	(63,676)
Premium (discount) on Series B, C and D Notes, net	(1,183)	(1,676)
	$278,529	$342,847

Schedule of Maturities of Notes
The maturities of these loans for periods after December 31, 2024, are as follows:

2025 - current maturities	11,168
2026	11,445
2027	11,818
2028 and thereafter	4,132
$38,563
Future principle payments for Series B, C and D Notes, including the effect of cross-currency interest rate swap transactions, are as follows:

Future principal payments for Series B, C and D Notes:
2025 Current maturities	$69,917
2026	69,917
2027	69,917
2028	69,917
2029	96,057
$375,725